Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2014
Current Borrowings

	December 31, 2013	December 31, 2014
Borrowings – secured	772,135	1,380,701
Borrowings – unsecured	1,753,292	1,458,630

	2,525,427	2,839,331